UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21337

Western Asset Global High Income Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-(888) 721-0102

Date of fiscal year end: May 31

Date of reporting period: February 28, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

FORM N-Q

FEBRUARY 28, 2015

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 104.1%
CONSUMER DISCRETIONARY - 15.7%
Auto Components - 0.4%
Europcar Groupe SA, Senior Notes	11.500%	5/15/17	200,000	EUR	$253,510	(a)
Europcar Groupe SA, Senior Notes	9.375%	4/15/18	1,075,000	EUR	1,263,621	(a)

Total Auto Components					1,517,131

Automobiles - 0.2%
Chrysler Group LLC/CG Co.-Issuer Inc., Secured Notes	8.250%	6/15/21	690,000		773,663	(b)

Diversified Consumer Services - 0.5%
Co-operative Group Holdings 2011 Ltd., Senior Notes	6.875%	7/8/20	100,000	GBP	167,260	(c)
Co-operative Group Holdings 2011 Ltd., Senior Notes	7.500%	7/8/26	260,000	GBP	445,507
Service Corp. International, Senior Notes	7.625%	10/1/18	185,000		212,288	(b)
Service Corp. International, Senior Notes	7.500%	4/1/27	480,000		561,600	(b)
StoneMor Partners LP/Cornerstone Family Services of WV, Senior Bonds	7.875%	6/1/21	500,000		526,250	(b)

Total Diversified Consumer Services					1,912,905

Hotels, Restaurants & Leisure - 3.4%
24 Hour Holdings III LLC, Senior Notes	8.000%	6/1/22	510,000		439,875	(a)
Bossier Casino Venture Holdco Inc.	11.000%	2/9/18	214,213		219,676	(a)(d)(e)
Bossier Casino Venture Holdco Inc., Senior Secured Bonds	14.000%	2/9/18	901,982		791,399	(a)(d)(e)(f)
Boyd Gaming Corp., Senior Notes	9.125%	12/1/18	410,000		430,500	(b)
Caesars Entertainment Resort Properties LLC, Secured Notes	11.000%	10/1/21	480,000		427,200	(a)
Carlson Travel Holdings Inc., Senior Notes	7.500%	8/15/19	270,000		274,050	(a)(f)
Carrols Restaurant Group Inc., Senior Secured Notes	11.250%	5/15/18	770,000		827,750	(b)
CCM Merger Inc., Senior Notes	9.125%	5/1/19	940,000		1,026,950	(a)
CEC Entertainment Inc., Senior Notes	8.000%	2/15/22	1,020,000		994,500
Choctaw Resort Development Enterprise, Senior Notes	7.250%	11/15/19	482,000		479,590	(a)
Cleopatra Finance Ltd., Senior Secured Notes	6.500%	2/15/25	800,000		799,000	(a)(b)
Downstream Development Quapaw, Senior Secured Notes	10.500%	7/1/19	700,000		612,500	(a)(b)
Enterprise Inns PLC, Senior Secured Bonds	6.500%	12/6/18	1,095,000	GBP	1,809,698
Greektown Holdings LLC/Greektown Mothership Corp., Senior Secured Notes	8.875%	3/15/19	530,000		568,425	(a)(b)
Landry’s Holdings II Inc., Senior Notes	10.250%	1/1/18	420,000		440,475	(a)
Landry’s Inc., Senior Notes	9.375%	5/1/20	1,934,000		2,095,972	(a)
Nathan’s Famous Inc., Senior Secured Notes	10.000%	3/15/20	200,000		200,000	(a)
Paris Las Vegas Holding LLC/Harrah’s Las Vegas LLC/Flamingo Las Vegas Holding LLC, Senior Secured Notes	8.000%	10/1/20	670,000		678,375	(a)
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., Senior Secured Notes	9.500%	6/15/19	141,000		150,165	(a)(b)

Total Hotels, Restaurants & Leisure					13,266,100

Household Durables - 0.9%
Century Intermediate Holding Co. 2, Senior Notes	9.750%	2/15/19	1,020,000		1,090,125	(a)(b)(f)
William Lyon Homes Inc., Senior Notes	8.500%	11/15/20	830,000		900,550	(b)
William Lyon Homes Inc., Senior Notes	7.000%	8/15/22	630,000		641,025	(b)
Woodside Homes Co., LLC/Woodside Homes Finance Inc., Senior Notes	6.750%	12/15/21	1,050,000		1,023,750	(a)(b)

Total Household Durables					3,655,450

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Media - 7.5%
Altice SA, Senior Secured Notes	7.750%	5/15/22	440,000		$455,400	(a)(b)
Carmike Cinemas Inc., Secured Notes	7.375%	5/15/19	290,000		308,850	(b)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	8.125%	4/30/20	3,990,000		4,194,487	(b)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.375%	6/1/20	260,000		278,850	(b)
Cerved Group SpA, Senior Secured Notes	6.375%	1/15/20	100,000	EUR	120,298	(a)
Cerved Group SpA, Senior Subordinated Notes	8.000%	1/15/21	150,000	EUR	184,825	(a)
Clear Channel Worldwide Holdings Inc., Senior Notes	6.500%	11/15/22	250,000		263,125	(b)
Clear Channel Worldwide Holdings Inc., Senior Subordinated Notes	7.625%	3/15/20	70,000		73,675
CSC Holdings Inc., Senior Debentures	7.875%	2/15/18	1,500,000		1,696,875	(b)
DISH DBS Corp., Senior Notes	7.875%	9/1/19	920,000		1,040,750	(b)
DISH DBS Corp., Senior Notes	6.750%	6/1/21	190,000		203,063	(b)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	2,840,000		2,832,900	(b)
Gibson Brands Inc., Senior Secured Notes	8.875%	8/1/18	710,000		701,125	(a)(b)
Grupo Televisa SAB, Senior Bonds	6.625%	1/15/40	20,000		25,107
iHeartCommunications Inc., Senior Notes	10.000%	1/15/18	720,000		642,600
MDC Partners Inc., Senior Notes	6.750%	4/1/20	500,000		528,125	(a)(b)
Myriad International Holdings BV, Senior Notes	6.000%	7/18/20	330,000		370,425	(a)
New Cotai LLC/New Cotai Capital Corp., Senior Secured Notes	10.625%	5/1/19	974,427		984,171	(a)(f)
Nexstar Broadcasting Inc., Senior Notes	6.125%	2/15/22	660,000		674,850	(a)(b)
Numericable-SFR, Senior Secured Bonds	6.000%	5/15/22	1,290,000		1,314,187	(a)
Numericable-SFR, Senior Secured Bonds	6.250%	5/15/24	2,100,000		2,158,275	(a)
Polish Television Holding BV, Senior Secured Bonds	11.000%	1/15/21	200,000	EUR	272,489	(a)(f)
Time Warner Cable Inc., Senior Notes	8.750%	2/14/19	922,000		1,140,098	(g)
Time Warner Cable Inc., Senior Notes	8.250%	4/1/19	352,000		430,330	(g)
TVN Finance Corp. III AB, Senior Bonds	7.375%	12/15/20	231,000	EUR	290,813	(a)
TVN Finance Corp. III AB, Senior Notes	7.875%	11/15/18	150,000	EUR	175,418	(a)
UBM PLC, Notes	5.750%	11/3/20	1,500,000		1,647,919	(a)(b)
Univision Communications Inc., Senior Notes	8.500%	5/15/21	710,000		765,025	(a)
Univision Communications Inc., Senior Secured Notes	7.875%	11/1/20	300,000		323,250	(a)(b)
Univision Communications Inc., Senior Secured Notes	6.750%	9/15/22	81,000		88,290	(a)
UPCB Finance II Ltd., Senior Notes	6.375%	7/1/20	750,000	EUR	882,301	(c)
Virgin Media Finance PLC, Senior Notes	6.375%	4/15/23	1,510,000		1,638,350	(a)(b)
Virgin Media Finance PLC, Senior Notes	6.000%	10/15/24	930,000		1,003,238	(a)(b)
Virgin Media Finance PLC, Senior Notes	5.750%	1/15/25	200,000		212,750	(a)
WMG Acquisition Corp., Senior Notes	6.750%	4/15/22	840,000		802,200	(a)

Total Media					28,724,434

Multiline Retail - 0.2%
Neiman Marcus Group LLC, Senior Notes	8.000%	10/15/21	500,000		528,125	(a)
Neiman Marcus Group LLC, Senior Secured Notes	7.125%	6/1/28	180,000		184,950	(b)

Total Multiline Retail					713,075

Specialty Retail - 2.3%
AA Bond Co., Ltd., Secured Notes	9.500%	7/31/19	260,000	GBP	442,846	(a)
American Greetings Corp., Senior Notes	7.375%	12/1/21	700,000		750,750	(b)
Edcon Pty Ltd., Senior Secured Notes	9.500%	3/1/18	1,825,000	EUR	1,687,035	(a)
Edcon Pty Ltd., Senior Secured Notes	9.500%	3/1/18	1,110,000	EUR	1,026,087	(c)
Gap Inc., Senior Notes	5.950%	4/12/21	1,750,000		2,003,473	(g)
Guitar Center Inc., Senior Secured Bonds	6.500%	4/15/19	1,830,000		1,560,075	(a)(b)
Hot Topic Inc., Senior Secured Notes	9.250%	6/15/21	430,000		471,925	(a)(b)
Spencer Spirit Holdings Inc., Senior Notes	9.000%	5/1/18	925,000		944,656	(a)(f)

Total Specialty Retail					8,886,847

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Textiles, Apparel & Luxury Goods - 0.3%
Chinos Intermediate Holdings A Inc., Senior Notes	7.750%	5/1/19	570,000	$504,450	(a)(f)
Empire Today LLC/Empire Today Finance Corp., Senior Secured Notes	11.375%	2/1/17	650,000	539,500	(a)(b)

Total Textiles, Apparel & Luxury Goods				1,043,950

TOTAL CONSUMER DISCRETIONARY				60,493,555

CONSUMER STAPLES - 2.6%
Beverages - 0.5%
Carolina Beverage Group LLC/Carolina Beverage Group Finance Inc., Secured Notes	10.625%	8/1/18	600,000	597,000	(a)
Cott Beverages Inc., Senior Notes	6.750%	1/1/20	590,000	591,475	(a)(b)
DS Services of America Inc., Secured Notes	10.000%	9/1/21	630,000	738,675	(a)

Total Beverages				1,927,150

Food & Staples Retailing - 0.4%
Beverages & More Inc., Senior Secured Notes	10.000%	11/15/18	850,000	802,188	(a)
Family Tree Escrow LLC, Senior Notes	5.750%	3/1/23	610,000	645,075	(a)

Total Food & Staples Retailing				1,447,263

Food Products - 1.4%
BRF SA, Senior Notes	4.750%	5/22/24	951,000	940,301	(a)(b)
Dole Food Co. Inc., Senior Secured Notes	7.250%	5/1/19	820,000	834,350	(a)
Hearthside Group Holdings LLC/Hearthside Finance Co., Senior Notes	6.500%	5/1/22	780,000	785,850	(a)
Marfrig Holding Europe BV, Senior Notes	8.375%	5/9/18	200,000	195,000	(c)
Marfrig Holding Europe BV, Senior Notes	6.875%	6/24/19	610,000	551,745	(a)(b)
Marfrig Overseas Ltd., Senior Notes	9.500%	5/4/20	420,000	416,220	(a)
Simmons Foods Inc., Secured Notes	7.875%	10/1/21	980,000	982,450	(a)
Virgolino de Oliveira Finance SA, Senior Secured Notes	10.875%	1/13/20	1,990,000	437,800	(a)(b)
Wells Enterprises Inc., Senior Secured Notes	6.750%	2/1/20	296,000	302,660	(a)(b)

Total Food Products				5,446,376

Household Products - 0.2%
Spectrum Brands Inc., Senior Notes	6.625%	11/15/22	350,000	384,562	(b)
Spectrum Brands Inc., Senior Notes	6.125%	12/15/24	200,000	216,000	(a)(b)
Sun Products Corp., Senior Notes	7.750%	3/15/21	170,000	153,319	(a)

Total Household Products				753,881

Tobacco - 0.1%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	790,000	669,525

TOTAL CONSUMER STAPLES				10,244,195

ENERGY - 18.5%
Energy Equipment & Services - 2.1%
Atwood Oceanics Inc., Senior Notes	6.500%	2/1/20	1,360,000	1,312,400	(b)
CGG, Senior Notes	6.500%	6/1/21	550,000	452,375	(b)
CGG, Senior Notes	6.875%	1/15/22	420,000	343,350	(b)
Hercules Offshore Inc., Senior Notes	7.500%	10/1/21	490,000	144,550	(a)(b)(e)
Hercules Offshore Inc., Senior Notes	6.750%	4/1/22	1,110,000	330,225	(a)(b)(e)
KCA Deutag UK Finance PLC, Senior Secured Notes	7.250%	5/15/21	730,000	551,150	(a)(b)
Key Energy Services Inc., Senior Notes	6.750%	3/1/21	270,000	181,744
Offshore Drilling Holding SA, Senior Secured Notes	8.625%	9/20/20	500,000	407,500	(a)
Parker Drilling Co., Senior Notes	7.500%	8/1/20	880,000	765,600	(b)
SESI LLC, Senior Notes	7.125%	12/15/21	780,000	785,850	(b)
Sierra Hamilton LLC/Sierra Hamilton Finance Inc., Senior Secured Notes	12.250%	12/15/18	730,000	649,700	(a)(b)
TMK OAO Via TMK Capital SA, Senior Notes	6.750%	4/3/20	460,000	335,800	(a)(b)
Transocean Inc., Senior Notes	6.800%	3/15/38	2,400,000	1,924,929	(b)

Total Energy Equipment & Services				8,185,173

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - 16.4%
Anadarko Petroleum Corp., Senior Notes	6.450%	9/15/36	50,000	$63,979	(g)
Apache Corp., Senior Notes	6.000%	1/15/37	280,000	336,147	(g)
Approach Resources Inc., Senior Notes	7.000%	6/15/21	180,000	165,150	(b)
Arch Coal Inc., Senior Notes	7.250%	6/15/21	1,010,000	297,950
Berry Petroleum Co., Senior Notes	6.375%	9/15/22	410,000	328,000	(b)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	470,000	485,275	(a)(b)
California Resources Corp., Senior Notes	5.500%	9/15/21	520,000	477,100	(a)(b)
California Resources Corp., Senior Notes	6.000%	11/15/24	1,530,000	1,371,263	(a)(b)
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes	9.625%	8/1/20	430,000	460,100	(b)
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes	6.500%	4/15/21	200,000	198,000	(a)(b)
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes	7.625%	1/15/22	520,000	533,000	(b)
Carrizo Oil & Gas Inc., Senior Notes	7.500%	9/15/20	620,000	636,275	(b)
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	840,000	927,150	(b)
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	730,000	779,275	(b)
Colorado Interstate Gas Co., Senior Notes	6.800%	11/15/15	160,000	166,399	(g)
Comstock Resources Inc., Senior Notes	7.750%	4/1/19	880,000	550,000	(b)
Comstock Resources Inc., Senior Notes	9.500%	6/15/20	600,000	375,000	(b)
CONSOL Energy Inc., Senior Notes	8.250%	4/1/20	790,000	826,538	(b)
Continental Resources Inc., Senior Notes	3.800%	6/1/24	1,000,000	934,053	(b)
Crestwood Midstream Partners LP, Senior Notes	6.125%	3/1/22	800,000	808,000	(b)
CrownRock LP/CrownRock Finance Inc., Senior Notes	7.750%	2/15/23	580,000	600,300	(a)
Devon Energy Corp., Debentures	7.950%	4/15/32	230,000	326,638	(g)
Dolphin Energy Ltd., Senior Secured Bonds	5.888%	6/15/19	748,534	822,452	(c)
Ecopetrol SA, Senior Notes	7.625%	7/23/19	900,000	1,063,980	(b)
Ecopetrol SA, Senior Notes	5.875%	9/18/23	227,000	245,387
Ecopetrol SA, Senior Notes	5.875%	5/28/45	260,000	250,874
EDC Finance Ltd., Senior Notes	4.875%	4/17/20	520,000	416,000	(a)
El Paso Corp., Medium-Term Notes	7.750%	1/15/32	1,260,000	1,580,410	(b)
El Paso Natural Gas Co., Bonds	8.375%	6/15/32	70,000	90,192
Enterprise Products Operating LLC, Senior Bonds	6.300%	9/15/17	550,000	616,282	(g)
GeoPark Latin America Ltd. Agencia en Chile, Senior Secured Notes	7.500%	2/11/20	420,000	321,300	(a)
Globe Luxembourg SCA, Senior Secured Notes	9.625%	5/1/18	2,030,000	1,736,868	(a)(b)
GNL Quintero SA, Senior Notes	4.634%	7/31/29	644,000	670,964	(a)(b)
Halcon Resources Corp., Senior Notes	9.750%	7/15/20	1,910,000	1,480,250
Halcon Resources Corp., Senior Notes	8.875%	5/15/21	1,420,000	1,086,300
Kerr-McGee Corp., Notes	6.950%	7/1/24	920,000	1,154,203	(g)
Lonestar Resources America Inc., Senior Notes	8.750%	4/15/19	290,000	230,550	(a)
LUKOIL International Finance BV, Bonds	6.356%	6/7/17	1,542,000	1,566,579	(a)(b)
LUKOIL International Finance BV, Bonds	6.656%	6/7/22	496,000	476,160	(c)
Magnum Hunter Resources Corp., Senior Notes	9.750%	5/15/20	1,930,000	1,727,350
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	6.500%	8/15/21	143,000	152,295	(b)
Milagro Oil & Gas Inc., Secured Notes	10.500%	5/15/16	900,000	616,500	(h)
Murray Energy Corp., Senior Secured Notes	9.500%	12/5/20	550,000	548,625	(a)
Murray Energy Corp., Senior Secured Notes	8.625%	6/15/21	490,000	477,750	(a)
Natural Resource Partners LP/Natural Resource Partners Finance Corp., Senior Notes	9.125%	10/1/18	600,000	573,000	(b)
Natural Resource Partners LP/Natural Resource Partners Finance Corp., Senior Notes	9.125%	10/1/18	210,000	200,550	(a)

New Gulf Resources LLC/NGR Finance Corp., Senior Secured Notes	11.750%	5/15/19	780,000	616,200
Oleoducto Central SA, Senior Notes	4.000%	5/7/21	480,000	476,400	(a)(b)
Pacific Rubiales Energy Corp., Senior Notes	5.375%	1/26/19	870,000	643,800	(a)(b)
Pacific Rubiales Energy Corp., Senior Notes	7.250%	12/12/21	780,000	563,550	(b)(c)
Pacific Rubiales Energy Corp., Senior Notes	5.125%	3/28/23	900,000	596,250	(a)(b)
Pan American Energy LLC, Senior Notes	7.875%	5/7/21	382,000	399,190	(c)
Pan American Energy LLC, Senior Notes	7.875%	5/7/21	283,000	295,735	(a)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	7.500%	2/15/22	400,000	412,000	(a)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
Pemex Project Funding Master Trust, Senior Bonds	6.625%	6/15/35	3,387,000		$3,914,187	(b)
Petrobras Global Finance BV, Senior Notes	7.250%	3/17/44	1,300,000		1,181,622	(b)
Petroleos de Venezuela SA, Bonds	6.000%	5/16/24	480,000		160,032	(c)
Petroleos de Venezuela SA, Senior Notes	8.500%	11/2/17	2,641,000		1,747,286	(c)
Petroleos Mexicanos, Notes	8.000%	5/3/19	1,650,000		1,989,900	(b)
Petroleos Mexicanos, Senior Notes	5.500%	1/21/21	970,000		1,069,425	(b)
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	1,220,000		1,244,400	(b)
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	644,000		722,021
Petroleos Mexicanos, Senior Notes	5.625%	1/23/46	420,000		431,760	(a)
Petroleum Co. of Trinidad & Tobago Ltd., Senior Notes	9.750%	8/14/19	870,000		1,030,950	(a)(b)
Petronas Capital Ltd., Senior Notes	5.250%	8/12/19	1,485,000		1,650,285	(a)(b)
PT Pertamina Persero, Notes	5.250%	5/23/21	1,040,000		1,116,700	(a)
PT Pertamina Persero, Senior Notes	4.300%	5/20/23	560,000		567,134	(a)
Puma International Financing SA, Senior Bonds	6.750%	2/1/21	1,980,000		1,973,070	(a)
Quicksilver Resources Inc., Senior Notes	11.000%	7/1/21	940,000		101,050
Reliance Holdings USA Inc., Senior Notes	4.500%	10/19/20	970,000		1,033,398	(a)(b)
Rosneft Finance SA, Senior Notes	6.625%	3/20/17	300,000		291,750	(c)
Rosneft Finance SA, Senior Notes	7.875%	3/13/18	650,000		632,385	(a)(b)
RSP Permian Inc., Senior Notes	6.625%	10/1/22	1,430,000		1,446,087	(a)(b)
Samson Investment Co., Senior Notes	9.750%	2/15/20	750,000		258,750
Sanchez Energy Corp., Senior Notes	6.125%	1/15/23	2,760,000		2,546,100	(a)
Shelf Drilling Holdings Ltd., Senior Secured Notes	8.625%	11/1/18	510,000		413,100	(a)
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	4/10/24	1,260,000		1,372,083	(a)(b)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Senior Notes	7.500%	7/1/21	370,000		391,275	(b)
Teine Energy Ltd., Senior Notes	6.875%	9/30/22	300,000		268,500	(a)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	560,000		559,300	(a)(b)
Whiting Canadian Holding Co. ULC, Senior Notes	8.125%	12/1/19	770,000		806,575	(b)
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	486,000		573,729	(b)

Total Oil, Gas & Consumable Fuels					63,246,392

TOTAL ENERGY					71,431,565

FINANCIALS - 16.7%
Banks - 10.9%
Bank of America Corp., Junior Subordinated Notes	6.500%	10/23/24	620,000		658,556	(b)(i)(j)
Bank of America Corp., Senior Notes	5.650%	5/1/18	490,000		544,658	(g)
Bank of America Corp., Senior Notes	7.625%	6/1/19	1,480,000		1,790,036	(g)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	2,050,000		2,826,727	(a)(b)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	5,000,000		5,731,250
Barclays PLC, Junior Subordinated Bonds	8.250%	12/15/18	220,000		235,227	(i)(j)
BBVA Banco Continental SA, Subordinated Notes	5.250%	9/22/29	160,000		163,360	(a)(j)
Citigroup Inc., Senior Notes	8.500%	5/22/19	2,000,000		2,491,404	(g)
Credit Agricole SA, Junior Subordinated Notes	7.875%	1/23/24	1,000,000		1,055,183	(a)(i)(j)
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	870,000		1,037,475	(a)(b)(i)(j)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	1,870,000		1,925,165	(i)(j)
Industrial & Commercial Bank of China Ltd., Senior Notes	3.231%	11/13/19	410,000		417,289	(b)
Intesa Sanpaolo SpA, Senior Notes	3.625%	8/12/15	2,600,000		2,629,528	(a)(b)
Intesa Sanpaolo SpA, Subordinated Bonds	5.017%	6/26/24	2,260,000		2,331,147	(a)(b)
JPMorgan Chase & Co., Junior Subordinated Bonds	6.000%	8/1/23	4,280,000		4,384,325	(i)(j)
JPMorgan Chase & Co., Junior Subordinated Notes	6.100%	10/1/24	2,000,000		2,057,500	(i)(j)
M&T Bank Corp., Junior Subordinated Bonds	6.875%	6/15/16	1,880,000		1,936,400	(b)(i)
Novo Banco SA, Senior Notes	5.875%	11/9/15	200,000	EUR	228,454	(c)

Royal Bank of Scotland Group PLC, Junior Subordinated Bonds	7.648%	9/30/31	460,000		577,300	(b)(i)(j)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	2,920,000		3,278,588	(b)
Royal Bank of Scotland NV, Subordinated Notes	7.750%	5/15/23	340,000		404,974	(b)
Royal Bank of Scotland PLC, Subordinated Notes	13.125%	3/19/22	1,280,000	AUD	1,165,715	(c)(j)
Santander Issuances SAU, Notes	5.911%	6/20/16	600,000		622,149	(a)(b)
Societe Generale, Junior Subordinated Bond	7.875%	12/18/23	3,040,000		3,089,400	(a)(b)(i)(j)
Wells Fargo & Co., Junior Subordinated Bonds	5.875%	6/15/25	460,000		486,450	(b)(i)(j)

Total Banks					42,068,260

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Capital Markets - 1.6%
Goldman Sachs Group Inc., Senior Notes	6.150%	4/1/18	330,000		$371,086	(g)
Goldman Sachs Group Inc., Senior Notes	7.500%	2/15/19	1,430,000		1,709,642	(g)
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	2,500,000		3,240,147	(b)
Merrill Lynch & Co. Inc., Notes	6.875%	4/25/18	390,000		447,246	(g)
Morgan Stanley, Medium-Term Notes	6.625%	4/1/18	470,000		534,995	(g)

Total Capital Markets					6,303,116

Consumer Finance - 1.1%
American Express Co., Junior Subordinated Notes	5.200%	11/15/19	540,000		548,775	(i)(j)
American Express Co., Notes	7.000%	3/19/18	260,000		300,488	(g)
GMAC International Finance BV, Senior Bonds	7.500%	4/21/15	910,000	EUR	1,027,073	(c)
HSBC Finance Corp., Senior Notes	6.676%	1/15/21	970,000		1,161,263	(b)
SLM Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	590,000		675,550	(b)
Stearns Holdings Inc., Senior Secured Notes	9.375%	8/15/20	340,000		342,550	(a)(b)
TMX Finance LLC/TitleMax Finance Corp., Senior Secured Notes	8.500%	9/15/18	300,000		243,000	(a)(b)

Total Consumer Finance					4,298,699

Diversified Financial Services - 2.1%
Argos Merger Sub Inc., Senior Notes	7.125%	3/15/23	1,290,000		1,338,375	(a)
General Electric Capital Corp., Senior Notes	5.625%	5/1/18	650,000		731,155	(g)
International Lease Finance Corp., Senior Notes	5.750%	5/15/16	500,000		521,875	(b)
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	1,620,000		1,812,294	(b)
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	2,530,000		3,149,850	(b)
ZFS Finance USA Trust II, Bonds	6.450%	12/15/65	500,000		527,750	(a)(b)(j)

Total Diversified Financial Services					8,081,299

Insurance - 0.3%
Fidelity & Guaranty Life Holdings Inc., Senior Notes	6.375%	4/1/21	460,000		486,450	(a)(b)
Liberty Mutual Group Inc., Junior Subordinated Bonds	7.800%	3/15/37	490,000		590,450	(a)

Total Insurance					1,076,900

Real Estate Management & Development - 0.7%
Country Garden Holdings Co., Ltd., Senior Notes	11.125%	2/23/18	380,000		403,750	(c)
Greystar Real Estate Partners LLC, Senior Secured Notes	8.250%	12/1/22	850,000		888,250	(a)(b)
Howard Hughes Corp., Senior Notes	6.875%	10/1/21	1,110,000		1,172,438	(a)

Total Real Estate Management & Development					2,464,438

TOTAL FINANCIALS					64,292,712

HEALTH CARE - 4.4%
Health Care Equipment & Supplies - 0.9%
ConvaTec Finance International SA, Senior Notes	8.250%	1/15/19	550,000		557,329	(a)(f)
ConvaTec Healthcare E SA, Senior Notes	10.875%	12/15/18	1,460,000	EUR	1,735,534	(a)
Lantheus Medical Imaging Inc., Senior Notes	9.750%	5/15/17	1,280,000		1,256,000

Total Health Care Equipment & Supplies					3,548,863

Health Care Providers & Services - 3.1%
Acadia Healthcare Co. Inc., Senior Notes	12.875%	11/1/18	670,000		758,775	(b)
CHS/Community Health Systems Inc., Senior Notes	8.000%	11/15/19	980,000		1,051,050	(b)
Crown Newco 3 PLC, Senior Subordinated Notes	8.875%	2/15/19	750,000	GBP	1,212,656	(c)
DJO Finance LLC/DJO Finance Corp., Senior Notes	7.750%	4/15/18	210,000		214,200
DJO Finance LLC/DJO Finance Corp., Senior Notes	9.875%	4/15/18	1,200,000		1,248,000
DJO Finance LLC/DJO Finance Corp., Senior Subordinated Notes	9.750%	10/15/17	150,000		154,500

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Health Care Providers & Services - (continued)
ExamWorks Group Inc., Senior Notes	9.000%	7/15/19	1,340,000		$1,427,100	(b)
Fresenius U.S. Finance II Inc., Senior Notes	9.000%	7/15/15	110,000		113,300	(a)(b)
Humana Inc., Senior Notes	7.200%	6/15/18	2,000,000		2,329,060	(g)
IASIS Healthcare LLC/IASIS Capital Corp., Senior Notes	8.375%	5/15/19	950,000		991,562
Jaguar Holding Co. II/Jaguar Merger Sub Inc., Senior Notes	9.500%	12/1/19	290,000		313,563	(a)(b)
Kindred Healthcare Inc., Senior Secured Notes	8.750%	1/15/23	210,000		229,950	(a)(b)
Labco SAS, Senior Secured Notes	8.500%	1/15/18	146,000	EUR	172,776	(a)
Tenet Healthcare Corp., Senior Notes	8.125%	4/1/22	760,000		862,600
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	1,110,000		951,825	(b)

Total Health Care Providers & Services					12,030,917

Pharmaceuticals - 0.4%
JLL/Delta Dutch Newco BV, Senior Notes	7.500%	2/1/22	750,000		773,438	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.500%	3/1/23	490,000		497,350	(a)(b)

Total Pharmaceuticals					1,270,788

TOTAL HEALTH CARE					16,850,568

INDUSTRIALS - 12.0%
Aerospace & Defense - 0.8%
CBC Ammo LLC/CBC FinCo Inc., Senior Notes	7.250%	11/15/21	1,090,000		953,750	(a)(b)
Ducommun Inc., Senior Notes	9.750%	7/15/18	550,000		591,250	(b)
Erickson Inc., Secured Notes	8.250%	5/1/20	1,121,000		919,220	(b)
GenCorp Inc., Secured Notes	7.125%	3/15/21	420,000		446,250
LMI Aerospace Inc., Secured Notes	7.375%	7/15/19	370,000		372,775	(a)(b)

Total Aerospace & Defense					3,283,245

Air Freight & Logistics - 0.3%
XPO Logistics Inc., Senior Notes	7.875%	9/1/19	990,000		1,056,206	(a)(b)

Airlines - 0.8%
Air Canada, Pass-Through Trust, Secured Notes	6.625%	5/15/18	310,000		325,949	(a)
American Airlines, Pass-Through Trust, Secured Notes	7.000%	1/31/18	296,737		319,734	(a)(b)
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	309,461		359,594	(b)
Delta Air Lines Inc., Secured Notes	6.375%	1/2/16	260,000		269,750	(a)(b)
Heathrow Finance PLC, Senior Secured Notes	7.125%	3/1/17	900,000	GBP	1,516,575	(c)
United Airlines Inc., Pass-Through Certificates	7.373%	12/15/15	143,599		148,798	(b)

Total Airlines					2,940,400

Building Products - 0.3%
Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Notes	6.875%	2/15/21	760,000		680,200	(a)
GTL Trade Finance Inc., Senior Notes	7.250%	4/16/44	550,000		518,375	(a)(b)

Total Building Products					1,198,575

Commercial Services & Supplies - 2.0%
Garda World Security Corp., Senior Notes	7.250%	11/15/21	420,000		412,650	(a)
JM Huber Corp., Senior Notes	9.875%	11/1/19	460,000		503,700	(a)(b)
Monitronics International Inc., Senior Notes	9.125%	4/1/20	1,620,000		1,597,725
RSC Equipment Rental Inc./RSC Holdings III LLC, Senior Notes	8.250%	2/1/21	430,000		468,700	(b)
Taylor Morrison Communities Inc./Monarch Communities Inc., Senior Notes	7.750%	4/15/20	1,786,000		1,902,090	(a)(b)
Taylor Morrison Communities Inc./Monarch Communities Inc., Senior Notes	7.750%	4/15/20	309,000		329,085	(a)(b)
Taylor Morrison Communities Inc./Monarch Communities Inc., Senior Notes	5.250%	4/15/21	700,000		689,500	(a)(b)
United Rentals North America Inc., Senior Notes	7.625%	4/15/22	948,000		1,057,788	(b)
United Rentals North America Inc., Senior Subordinated Notes	8.375%	9/15/20	270,000		290,250	(b)
West Corp., Senior Notes	5.375%	7/15/22	310,000		302,250	(a)(b)

Total Commercial Services & Supplies					7,553,738

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Construction & Engineering - 1.7%
Astaldi SpA, Senior Bonds	7.125%	12/1/20	540,000	EUR	$652,630	(a)
Ausdrill Finance Pty Ltd., Senior Notes	6.875%	11/1/19	630,000		475,650	(a)(b)
Brundage-Bone Concrete Pumping Inc., Senior Secured Notes	10.375%	9/1/21	640,000		661,600	(a)(b)
Empresas ICA SAB de CV, Senior Notes	8.875%	5/29/24	1,477,000		1,014,995	(a)(b)
Michael Baker Holdings LLC/Michael Baker Finance Corp., Senior Notes	8.875%	4/15/19	830,000		780,200	(a)(f)
Michael Baker International LLC/CDL Acquisition Co. Inc., Senior Secured Notes	8.250%	10/15/18	970,000		950,600	(a)(b)
Modular Space Corp., Secured Notes	10.250%	1/31/19	800,000		604,000	(a)(b)
Odebrecht Finance Ltd., Senior Notes	4.375%	4/25/25	1,660,000		1,344,600	(a)(b)
Odebrecht Offshore Drilling Finance Ltd., Senior Secured Notes	6.625%	10/1/22	192,480		149,422	(a)

Total Construction & Engineering					6,633,697

Electrical Equipment - 0.3%
International Wire Group Holdings Inc., Senior Secured Notes	8.500%	10/15/17	560,000		588,000	(a)(b)
NES Rentals Holdings Inc., Senior Secured Notes	7.875%	5/1/18	490,000		498,575	(a)
Trionista TopCo GmbH, Senior Subordinated Notes	6.875%	4/30/21	100,000	EUR	120,745	(a)

Total Electrical Equipment					1,207,320

Industrial Conglomerates - 0.4%
Alfa SAB de CV, Senior Notes	5.250%	3/25/24	200,000		215,000	(a)(b)
Alfa SAB de CV, Senior Notes	6.875%	3/25/44	200,000		222,500	(a)
Leucadia National Corp., Senior Notes	8.125%	9/15/15	540,000		559,591
Sinochem Overseas Capital Co., Ltd., Senior Notes	4.500%	11/12/20	380,000		407,917	(a)(b)

Total Industrial Conglomerates					1,405,008

Machinery - 1.7%
CTP Transportation Products LLC/CTP Finance Inc., Senior Secured Notes	8.250%	12/15/19	320,000		336,000	(a)(b)
Dematic SA/DH Services Luxembourg Sarl, Senior Notes	7.750%	12/15/20	1,490,000		1,568,225	(a)
Gardner Denver Inc., Senior Notes	6.875%	8/15/21	280,000		273,000	(a)
Global Brass and Copper Inc., Senior Secured Notes	9.500%	6/1/19	680,000		737,800	(b)
KION Finance SA, Senior Secured Notes	6.750%	2/15/20	1,620,000	EUR	1,966,048	(a)
KraussMaffei Group GmbH, Senior Secured Notes	8.750%	12/15/20	339,225	EUR	419,687	(a)
KraussMaffei Group GmbH, Senior Secured Notes	8.750%	12/15/20	303,517	EUR	375,510	(c)
Onex Wizard Acquisition Co. II SCA, Senior Bonds	7.750%	2/15/23	430,000	EUR	506,454	(a)
SPL Logistics Escrow LLC/SPL Logistics Finance Corp., Senior Secured Notes	8.875%	8/1/20	480,000		507,600	(a)(b)

Total Machinery					6,690,324

Marine - 0.6%
Horizon Lines LLC, Senior Secured Notes	11.000%	10/15/16	502,000		505,765	(e)
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	1,120,000		1,125,600	(a)(b)
Ultrapetrol Bahamas Ltd., Senior Secured Notes	8.875%	6/15/21	570,000		564,300

Total Marine					2,195,665

Road & Rail - 1.7%
Flexi-Van Leasing Inc., Senior Notes	7.875%	8/15/18	670,000		676,700	(a)(b)
Florida East Coast Holdings Corp., Senior Notes	9.750%	5/1/20	930,000		911,400	(a)
Florida East Coast Holdings Corp., Senior Secured Notes	6.750%	5/1/19	490,000		506,538	(a)(b)
Gategroup Finance Luxembourg SA, Senior Notes	6.750%	3/1/19	1,200,000	EUR	1,430,549	(c)
Gategroup Finance Luxembourg SA, Senior Notes	6.750%	3/1/19	210,000	EUR	250,346	(a)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Road & Rail - (continued)
Jack Cooper Holdings Corp., Senior Secured Notes	9.250%	6/1/20	1,460,000		$1,511,100	(a)(b)
Jurassic Holdings III Inc., Secured Notes	6.875%	2/15/21	660,000		574,200	(a)
Quality Distribution LLC/QD Capital Corp., Secured Notes	9.875%	11/1/18	824,000		867,260	(b)

Total Road & Rail					6,728,093

Trading Companies & Distributors - 0.3%
H&E Equipment Services Inc., Senior Notes	7.000%	9/1/22	980,000		1,011,850	(b)

Transportation - 0.9%
CMA CGM, Senior Notes	8.500%	4/15/17	710,000		729,525	(a)
Hapag-Lloyd AG, Senior Notes	9.750%	10/15/17	910,000		955,500	(a)(b)
Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp., Senior Notes	10.000%	2/15/18	1,090,000		1,100,900	(a)(f)
Syncreon Group BV/Syncreon Global Finance U.S. Inc., Senior Notes	8.625%	11/1/21	910,000		809,900	(a)

Total Transportation					3,595,825

Transportation Infrastructure - 0.2%
Aguila 3 SA, Senior Secured Notes	7.875%	1/31/18	450,000		456,750	(a)(b)
Mersin Uluslararasi Liman Isletmeciligi AS, Notes	5.875%	8/12/20	220,000		235,688	(a)

Total Transportation Infrastructure					692,438

TOTAL INDUSTRIALS					46,192,384

INFORMATION TECHNOLOGY - 2.2%
Electronic Equipment, Instruments & Components - 0.3%
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	700,000		700,000	(b)
Techem GmbH, Senior Secured Notes	6.125%	10/1/19	350,000	EUR	419,574	(a)

Total Electronic Equipment, Instruments & Components					1,119,574

Internet Software & Services - 0.4%
Ancestry.com Inc., Senior Notes	9.625%	10/15/18	350,000		343,000	(a)(f)
Ancestry.com Inc., Senior Notes	11.000%	12/15/20	590,000		653,425
Zayo Group LLC/Zayo Capital Inc., Senior Secured Notes	8.125%	1/1/20	486,000		516,982	(b)

Total Internet Software & Services					1,513,407

IT Services - 0.9%
Compiler Finance Subordinated Inc., Senior Notes	7.000%	5/1/21	730,000		551,150	(a)
First Data Corp., Secured Notes	8.250%	1/15/21	380,000		409,450	(a)
First Data Corp., Senior Notes	12.625%	1/15/21	840,000		1,005,900
First Data Corp., Senior Secured Notes	6.750%	11/1/20	663,000		712,725	(a)(b)
First Data Corp., Senior Subordinated Notes	11.750%	8/15/21	654,000		765,180

Total IT Services					3,444,405

Semiconductors & Semiconductor Equipment - 0.2%
Micron Technology Inc., Senior Notes	5.250%	8/1/23	510,000		523,388	(a)(b)

Software - 0.4%
Audatex North America Inc., Senior Notes	6.000%	6/15/21	550,000		587,125	(a)(b)
Oberthur Technologies Holding SAS, Senior Secured Notes	9.250%	4/30/20	890,000	EUR	1,045,752	(a)

Total Software					1,632,877

Technology Hardware, Storage & Peripherals - 0.0%
Project Homestake Merger Corp., Senior Notes	8.875%	3/1/23	130,000		130,000	(a)

TOTAL INFORMATION TECHNOLOGY					8,363,651

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
MATERIALS - 12.8%
Chemicals - 1.2%
Alpek SA de CV, Senior Notes	4.500%	11/20/22	382,000		$397,280	(a)(b)
Eco Services Operations LLC/Eco Finance Corp., Senior Notes	8.500%	11/1/22	410,000		417,175	(a)
HIG BBC Intermediate Holdings LLC/HIG BBC Holdings Corp., Senior Notes	10.500%	9/15/18	390,000		367,575	(a)(f)
Kerling PLC, Senior Secured Notes	10.625%	2/1/17	792,000	EUR	898,474	(a)
KP Germany Erste GmbH, Senior Secured Notes	11.625%	7/15/17	370,000	EUR	451,773	(a)
KP Germany Erste GmbH, Senior Secured Notes	11.625%	7/15/17	290,000	EUR	354,092	(c)
Mexichem SAB de CV, Senior Notes	4.875%	9/19/22	549,000		590,449	(b)(c)
Mexichem SAB de CV, Senior Notes	4.875%	9/19/22	250,000		268,875	(a)(b)
OCP SA, Senior Notes	5.625%	4/25/24	800,000		868,600	(a)

Total Chemicals					4,614,293

Construction Materials - 1.3%
Cementos Pacasmayo SAA, Senior Notes	4.500%	2/8/23	360,000		348,840	(a)
Cementos Pacasmayo SAA, Senior Notes	4.500%	2/8/23	140,000		135,660	(c)
Cemex Finance LLC, Senior Secured Notes	9.375%	10/12/22	550,000		630,080	(a)
Cemex Finance LLC, Senior Secured Notes	9.375%	10/12/22	450,000		515,520	(c)
Cemex SAB de CV, Senior Secured Notes	5.700%	1/11/25	1,510,000		1,484,330	(a)
Cemex SAB de CV, Senior Secured Notes	6.125%	5/5/25	410,000		413,741	(a)
Cimpor Financial Operations BV, Senior Notes	5.750%	7/17/24	780,000		620,100	(a)
Hardwoods Acquisition Inc., Senior Secured Notes	7.500%	8/1/21	680,000		656,200	(a)(b)
NWH Escrow Corp., Senior Secured Notes	7.500%	8/1/21	230,000		218,500	(a)

Total Construction Materials					5,022,971

Containers & Packaging - 2.4%
Ardagh Finance Holdings SA, Senior Notes	8.625%	6/15/19	678,498		709,031	(a)(f)
Ardagh Packaging Finance PLC, Senior Notes	9.250%	10/15/20	1,700,000	EUR	2,040,308	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	9.125%	10/15/20	1,080,000		1,158,300	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	7.000%	11/15/20	176,471		176,029	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	6.750%	1/31/21	790,000		799,875	(a)
BWAY Holding Co., Senior Notes	9.125%	8/15/21	850,000		888,250	(a)
Coveris Holdings SA, Senior Notes	7.875%	11/1/19	840,000		856,800	(a)
Pactiv LLC, Senior Bonds	8.375%	4/15/27	150,000		156,000
Pactiv LLC, Senior Notes	7.950%	12/15/25	1,890,000		1,927,800
PaperWorks Industries Inc., Senior Secured Notes	9.500%	8/15/19	540,000		550,125	(a)(b)

Total Containers & Packaging					9,262,518

Metals & Mining - 6.6%
ArcelorMittal, Senior Notes	7.000%	2/25/22	50,000		56,635	(b)
Barminco Finance Pty Ltd., Senior Notes	9.000%	6/1/18	670,000		654,925	(a)(b)
Coeur Mining Inc., Senior Notes	7.875%	2/1/21	1,500,000		1,350,000	(b)
Corporacion Nacional del Cobre de Chile, Senior Notes	3.750%	11/4/20	360,000		374,063	(a)(b)
Corporacion Nacional del Cobre de Chile, Senior Notes	3.875%	11/3/21	1,000,000		1,058,684	(a)(b)
Corporacion Nacional del Cobre de Chile, Senior Notes	3.875%	11/3/21	600,000		635,210	(b)(c)
CSN Resources SA, Senior Bonds	6.500%	7/21/20	452,000		424,315	(c)
CSN Resources SA, Senior Bonds	6.500%	7/21/20	450,000		422,438	(a)(b)
Evraz Group SA, Senior Notes	9.500%	4/24/18	940,000		916,500	(c)
Evraz Group SA, Senior Notes	6.500%	4/22/20	810,000		670,072	(c)
FMG Resources (August 2006) Pty Ltd., Senior Notes	8.250%	11/1/19	520,000		493,350	(a)(b)
FMG Resources (August 2006) Pty Ltd., Senior Notes	6.875%	4/1/22	2,100,000		1,764,000	(a)(b)
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	2,000,000		1,892,118	(b)

Gerdau Trade Inc., Senior Notes	4.750%	4/15/23	440,000		431,288	(a)(b)
Midwest Vanadium Pty Ltd., Senior Secured Notes	11.500%	2/15/18	810,000		64,800	(a)(e)(h)
Mirabela Nickel Ltd., Subordinated Notes	1.000%	9/10/44	9,620		0	(a)(d)(e)(k)
Prince Mineral Holding Corp., Senior Secured Notes	12.500%	12/15/19	420,000		422,100	(a)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Metals & Mining - (continued)
Rain CII Carbon LLC/CII Carbon Corp., Senior Secured Notes	8.250%	1/15/21	1,250,000		$1,214,062	(a)(b)
Ryerson Inc./Joseph T. Ryerson & Son Inc., Senior Notes	11.250%	10/15/18	227,000		239,485
Ryerson Inc./Joseph T. Ryerson & Son Inc., Senior Secured Notes	9.000%	10/15/17	540,000		553,500
Samarco Mineracao SA, Senior Notes	4.125%	11/1/22	670,000		625,613	(a)
Schaeffler Holding Finance BV, Senior Secured Bonds	6.875%	8/15/18	470,000		494,675	(a)(b)(f)
Schaeffler Holding Finance BV, Senior Secured Notes	6.875%	8/15/18	550,000	EUR	650,868	(a)(f)
Schaeffler Holding Finance BV, Senior Secured Notes	6.750%	11/15/22	900,000		990,000	(a)(b)(f)
Severstal OAO Via Steel Capital SA, Senior Notes	4.450%	3/19/18	500,000		462,125	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	2,410,000		2,189,919	(b)
St. Barbara Ltd., Senior Secured Notes	8.875%	4/15/18	520,000		455,000	(a)
Steel Dynamics Inc., Senior Notes	6.125%	8/15/19	370,000		398,675	(b)
Thompson Creek Metals Co. Inc., Senior Notes	12.500%	5/1/19	550,000		489,500
Thompson Creek Metals Co. Inc., Senior Secured Notes	9.750%	12/1/17	560,000		581,000
Tupy Overseas SA, Senior Bonds	6.625%	7/17/24	560,000		510,552	(a)
Vale Overseas Ltd., Notes	8.250%	1/17/34	2,383,000		2,690,712	(b)
Vedanta Resources PLC, Senior Notes	6.750%	6/7/16	830,000		825,850	(a)(b)
Vedanta Resources PLC, Senior Notes	9.500%	7/18/18	160,000		161,200	(c)
Vedanta Resources PLC, Senior Notes	6.000%	1/31/19	460,000		420,900	(a)(b)

Total Metals & Mining					25,584,134

Paper & Forest Products - 1.3%
Appvion Inc., Secured Notes	9.000%	6/1/20	1,800,000		1,244,250	(a)
Celulosa Arauco y Constitucion SA, Senior Notes	7.250%	7/29/19	202,000		238,682	(b)
Celulosa Arauco y Constitucion SA, Senior Notes	4.750%	1/11/22	245,000		259,894
Inversiones CMPC SA, Notes	4.750%	1/19/18	460,000		485,230	(a)(b)
Inversiones CMPC SA, Notes	4.375%	5/15/23	260,000		267,376	(a)
Inversiones CMPC SA, Senior Notes	4.500%	4/25/22	310,000		322,529	(a)(b)
Klabin Finance SA, Senior Notes	5.250%	7/16/24	660,000		644,787	(a)
Resolute Forest Products Inc., Senior Notes	5.875%	5/15/23	550,000		533,500	(b)
Verso Paper Holdings LLC/Verso Paper Inc., Senior Secured Bonds	11.750%	1/15/19	170,000		168,512
Verso Paper Holdings LLC/Verso Paper Inc., Senior Secured Notes	11.750%	1/15/19	640,000		630,400
Verso Paper Holdings LLC/Verso Paper Inc., Senior Secured Notes	11.750%	1/15/19	117,000		92,430

Total Paper & Forest Products					4,887,590

TOTAL MATERIALS					49,371,506

TELECOMMUNICATION SERVICES - 15.3%
Diversified Telecommunication Services - 10.5%
Axtel SAB de CV, Senior Secured Notes	9.000%	1/31/20	2,233,000		1,981,564	(a)
Bharti Airtel International Netherlands BV, Senior Bonds	5.350%	5/20/24	630,000		700,289	(a)(b)
British Telecommunications PLC, Bonds	9.625%	12/15/30	240,000		390,364	(b)
CenturyLink Inc., Senior Notes	5.800%	3/15/22	3,840,000		4,099,200	(b)
Cogent Communications Holdings Inc., Senior Secured Notes	8.375%	2/15/18	900,000		944,550	(a)(b)
Empresa Nacional de Telecomunicaciones S.A., Senior Notes	4.875%	10/30/24	270,000		282,755	(a)(b)
Intelsat Jackson Holdings SA, Senior Bonds	5.500%	8/1/23	2,670,000		2,536,500	(b)
Intelsat Jackson Holdings SA, Senior Notes	7.500%	4/1/21	1,920,000		2,018,400	(b)
Koninklijke KPN NV, Senior Notes	8.375%	10/1/30	190,000		271,343	(b)
Level 3 Financing Inc., Senior Notes	7.000%	6/1/20	375,000		405,079	(b)
Level 3 Financing Inc., Senior Notes	8.625%	7/15/20	1,945,000		2,129,775	(b)
Ooredoo International Finance Ltd., Senior Notes	4.750%	2/16/21	400,000		440,000	(a)(b)
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	3,000,000		3,176,880	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Diversified Telecommunication Services - (continued)
Telefonica Emisiones SAU, Senior Notes	5.134%	4/27/20	3,000,000		$3,395,646	(b)
Telemar Norte Leste SA, Senior Notes	5.500%	10/23/20	690,000		629,625	(a)(b)
Turk Telekomunikasyon AS, Senior Bonds	3.750%	6/19/19	590,000		593,319	(a)
Turk Telekomunikasyon AS, Senior Notes	4.875%	6/19/24	420,000		425,460	(a)
UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes	8.250%	5/23/16	358,000		368,013	(c)
Unitymedia KabelBW GmbH, Senior Secured Notes	9.500%	3/15/21	1,250,000	EUR	1,564,922	(a)
Unitymedia KabelBW GmbH, Senior Secured Notes	9.500%	3/15/21	400,000	EUR	500,775	(c)
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	7,940,000		9,112,254	(g)
Windstream Corp., Senior Notes	7.500%	4/1/23	4,370,000		4,315,375	(b)
Ziggo Bond Finance BV, Senior Notes	5.875%	1/15/25	260,000		273,000	(a)

Total Diversified Telecommunication Services					40,555,088

Wireless Telecommunication Services - 4.8%
Altice Financing SA, Senior Secured Notes	5.250%	2/15/23	140,000	EUR	167,830	(a)
Altice Financing SA, Senior Secured Notes	6.625%	2/15/23	1,470,000		1,537,987	(a)(b)
Altice Finco SA, Senior Notes	7.625%	2/15/25	400,000		417,204	(a)(b)
America Movil SAB de CV, Senior Notes	5.625%	11/15/17	504,000		557,592	(b)
Indosat Palapa Co. BV, Senior Notes	7.375%	7/29/20	900,000		948,375	(a)(b)
Matterhorn Midco & Cy SCA, Senior Notes	7.750%	2/15/20	760,000	EUR	905,759	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	1,190,000		1,124,550	(b)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	2,580,000		2,738,025	(b)
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	1,780,000		2,073,700	(a)(b)
Sprint Corp., Senior Notes	7.875%	9/15/23	1,440,000		1,494,000	(b)
Sprint Corp., Senior Notes	7.625%	2/15/25	2,840,000		2,882,600
Syniverse Holdings Inc., Senior Notes	9.125%	1/15/19	755,000		787,088
T-Mobile USA Inc., Senior Notes	6.000%	3/1/23	1,340,000		1,400,983	(b)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Senior Notes	7.748%	2/2/21	820,000		747,446	(a)(b)
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	460,000		408,140	(c)
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	250,000		221,815	(a)(b)

Total Wireless Telecommunication Services					18,413,094

TOTAL TELECOMMUNICATION SERVICES					58,968,182

UTILITIES - 3.9%
Electric Utilities - 1.1%
AES Red Oak LLC, Secured Notes	9.200%	11/30/29	1,180,000		1,298,000	(b)
Centrais Eletricas Brasileiras SA, Senior Notes	6.875%	7/30/19	380,000		373,426	(a)
Comision Federal de Electricidad, Senior Notes	4.875%	1/15/24	370,000		390,165	(a)(b)
GenOn REMA LLC, Pass-Through Certificates	9.237%	7/2/17	326,791		347,216
GenOn REMA LLC, Pass-Through Certificates	9.681%	7/2/26	1,150,000		1,247,750	(b)
Majapahit Holding BV, Senior Notes	7.750%	1/20/20	370,000		436,138	(c)
Midwest Generation LLC, Pass-Through Certificates	8.560%	1/2/16	116,106		117,267
State Grid Overseas Investment 2013 Ltd., Senior Bonds	3.125%	5/22/23	300,000		301,857	(a)(b)

Total Electric Utilities					4,511,819

Gas Utilities - 0.3%
Gas Natural de Lima y Callao SA, Senior Notes	4.375%	4/1/23	320,000		328,000	(a)(b)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	200,000		199,750	(c)
Transportadora de Gas Internacional SA ESP, Senior Notes	5.700%	3/20/22	480,000		517,056	(a)(b)

Total Gas Utilities					1,044,806

Independent Power and Renewable Electricity Producers - 2.5%
AES Gener SA, Notes	5.250%	8/15/21	450,000		485,089	(a)(b)
Calpine Corp., Senior Secured Notes	7.875%	1/15/23	2,243,000		2,528,983	(a)(b)
Empresa Nacional de Electricidad SA, Senior Notes	4.250%	4/15/24	240,000		253,023
First Wind Holdings Inc., Senior Secured Notes	10.250%	6/1/18	1,430,000		1,539,938	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Independent Power and Renewable Electricity Producers - (continued)
Foresight Energy LLC/Foresight Energy Corp., Senior Notes	7.875%	8/15/21	1,210,000		$1,216,050	(a)
Korea East-West Power Co., Ltd., Senior Notes	2.500%	6/2/20	710,000		710,888	(a)(b)
Mirant Mid Atlantic LLC, Pass-Through Certificates	9.125%	6/30/17	85,111		88,515
Mirant Mid Atlantic LLC, Pass-Through Certificates	10.060%	12/30/28	2,055,761		2,240,780
TerraForm Power Operating LLC, Senior Notes	5.875%	2/1/23	540,000		562,950	(a)(b)

Total Independent Power and Renewable Electricity Producers					9,626,216

TOTAL UTILITIES					15,182,841

TOTAL CORPORATE BONDS & NOTES (Cost - $397,783,259)					401,391,159

ASSET-BACKED SECURITIES - 0.4%
Finance America Net Interest Margin Trust, 2004-1 A	5.250%	6/27/34	110,125		1	(a)(e)(h)
Greenpoint Manufactured Housing, 1999-2 A2	2.903%	3/18/29	425,000		389,739	(j)
Greenpoint Manufactured Housing, 1999-3 2A2	3.503%	6/19/29	200,000		174,000	(j)
Greenpoint Manufactured Housing, 1999-4 A2	3.668%	2/20/30	200,000		174,000	(j)
Greenpoint Manufactured Housing, 2001-2 IA2	3.666%	2/20/32	300,000		277,175	(j)
Greenpoint Manufactured Housing, 2001-2 IIA2	3.667%	3/13/32	475,000		432,947	(j)
SAIL Net Interest Margin Notes, 2003-6A A	7.000%	7/27/33	14,101		0	(a)(e)(h)(k)
SAIL Net Interest Margin Notes, 2003-7A A	7.000%	7/27/33	42,974		0	(a)(e)(h)(k)

TOTAL ASSET-BACKED SECURITIES (Cost - $1,546,489)					1,447,862

CONVERTIBLE BONDS & NOTES - 0.3%
MATERIALS - 0.2%
Hercules Inc., Junior Subordinated Bonds	6.500%	6/30/29	220,000		201,713
Mirabela Nickel Ltd., Senior Secured Bonds	9.500%	6/24/19	731,155		562,989	(a)(e)(f)

TOTAL MATERIALS					764,702

TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Axtel SAB de CV, Senior Secured Notes	9.000%	1/31/20	2,546,000	MXN	255,836	(a)

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $1,284,087)					1,020,538

SENIOR LOANS - 2.8%
CONSUMER DISCRETIONARY - 0.9%
Hotels, Restaurants & Leisure - 0.2%
Equinox Holdings Inc., Second Lien Term Loan	9.750%	7/31/20	710,000		724,644	(l)(m)

Specialty Retail - 0.6%
Gymboree Corp., Initial Term Loan	5.000%	2/23/18	340,000		240,380	(l)(m)
Petsmart Inc., Bridge Loan	-	4/1/16	2,170,000		2,170,000	(d)(e)(m)(n)

Total Specialty Retail					2,410,380

Textiles, Apparel & Luxury Goods - 0.1%
TOMS Shoes LLC, Term Loan B	6.500%	10/28/20	430,000		397,750	(l)(m)

TOTAL CONSUMER DISCRETIONARY					3,532,774

CONSUMER STAPLES - 0.1%
Food Products - 0.1%
AdvancePierre Foods Inc., Second Lien Term Loan	9.500%	10/10/17	310,000		308,062	(l)(m)

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Westmoreland Coal Co., Term Loan B	7.500%	12/16/20	560,000		560,000	(l)(m)

HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Physiotherapy Associates Holdings Inc., Exit Term Loan	11.000%	1/2/17	610,000		609,619	(e)(l)(m)
Radnet Management Inc., Second Lien Term Loan	8.000%	3/25/21	700,000		689,500	(l)(m)

TOTAL HEALTH CARE					1,299,119

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
MATERIALS - 0.3%
Chemicals - 0.3%
Kerling PLC, EUR Term Loan	10.000%	6/30/16	400,000	EUR	$450,417	(l)(m)
Kronos Inc., Second Lien Term Loan	9.750%	4/30/20	539,577		553,516	(l)(m)

TOTAL MATERIALS					1,003,933

UTILITIES - 1.1%
Independent Power and Renewable Electricity Producers - 1.1%
Energy Future Intermediate Holding Co., LLC, DIP Term Loan	4.250%	6/19/16	4,122,177		4,147,941	(l)(m)

TOTAL SENIOR LOANS (Cost - $11,000,850)					10,851,829

SOVEREIGN BONDS - 19.2%
Argentina - 0.7%
Republic of Argentina, Senior Bonds	7.000%	10/3/15	2,655,000		2,656,736

Brazil - 0.9%
Federative Republic of Brazil, Notes	10.000%	1/1/17	10,485,000	BRL	3,544,094

Colombia - 1.5%
Republic of Colombia, Senior Bonds	11.750%	2/25/20	544,000		762,144
Republic of Colombia, Senior Bonds	4.000%	2/26/24	540,000		564,300
Republic of Colombia, Senior Bonds	7.375%	9/18/37	2,392,000		3,289,000
Republic of Colombia, Senior Bonds	6.125%	1/18/41	330,000		402,600
Republic of Colombia, Senior Notes	7.375%	3/18/19	498,000		590,130

Total Colombia					5,608,174

Costa Rica - 0.1%
Republic of Costa Rica, Notes	7.000%	4/4/44	510,000		516,375	(a)(b)

Croatia - 0.5%
Republic of Croatia, Notes	5.500%	4/4/23	850,000		917,277	(a)(b)
Republic of Croatia, Senior Notes	6.625%	7/14/20	370,000		415,788	(a)(b)
Republic of Croatia, Senior Notes	5.500%	4/4/23	450,000		485,617	(c)

Total Croatia					1,818,682

Dominican Republic - 0.2%
Dominican Republic, Senior Notes	5.500%	1/27/25	350,000		367,500	(a)
Dominican Republic, Senior Notes	6.850%	1/27/45	150,000		160,500	(a)

Total Dominican Republic					528,000

Ecuador - 0.2%
Republic of Ecuador, Senior Bonds	7.950%	6/20/24	721,000		679,543	(a)

El Salvador - 0.1%
Republic of El Salvador, Notes	6.375%	1/18/27	300,000		306,375	(a)

Gabon - 0.1%
Gabonese Republic, Bonds	6.375%	12/12/24	470,000		451,788	(a)

Ghana - 0.1%
Republic of Ghana, Bonds	8.125%	1/18/26	540,000		525,420	(a)

Honduras - 0.1%
Republic of Honduras, Senior Notes	7.500%	3/15/24	200,000		211,250	(c)

Hungary - 0.4%
Republic of Hungary, Senior Notes	5.750%	11/22/23	1,414,000		1,643,775

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Indonesia - 2.0%
Republic of Indonesia, Notes	3.750%	4/25/22	1,590,000		$1,653,600	(c)
Republic of Indonesia, Notes	5.250%	1/17/42	3,170,000		3,415,675	(c)
Republic of Indonesia, Notes	5.250%	1/17/42	420,000		452,550	(a)
Republic of Indonesia, Senior Bonds	6.875%	1/17/18	165,000		187,275	(c)
Republic of Indonesia, Senior Bonds	6.625%	2/17/37	170,000		211,437	(c)
Republic of Indonesia, Senior Notes	5.875%	1/15/24	1,642,000		1,925,245	(a)

Total Indonesia					7,845,782

Ivory Coast - 0.6%
Republic of Cote D’Ivoire, Bonds	5.375%	7/23/24	2,140,000		2,046,375	(a)
Republic of Cote D’Ivoire, Bonds	6.375%	3/3/28	360,000		358,650	(a)

Total Ivory Coast					2,405,025

Kenya - 0.2%
Republic of Kenya, Senior Notes	5.875%	6/24/19	350,000		358,488	(a)
Republic of Kenya, Senior Notes	6.875%	6/24/24	480,000		510,480	(a)

Total Kenya					868,968

Lithuania - 0.4%
Republic of Lithuania, Senior Notes	6.125%	3/9/21	1,300,000		1,553,500	(a)

Mexico - 1.4%
United Mexican States, Bonds	8.000%	6/11/20	30,168,400	MXN	2,291,859
United Mexican States, Bonds	6.500%	6/9/22	1,717,900	MXN	122,246
United Mexican States, Bonds	10.000%	12/5/24	8,750,000	MXN	776,765
United Mexican States, Bonds	8.500%	11/18/38	179,400	MXN	15,379
United Mexican States, Medium-Term Notes	6.050%	1/11/40	124,000		156,860	(b)
United Mexican States, Senior Notes	3.625%	3/15/22	1,840,000		1,922,800	(b)
United Mexican States, Senior Notes	4.000%	10/2/23	4,000		4,270

Total Mexico					5,290,179

Pakistan - 0.5%
Republic of Pakistan, Bonds	7.250%	4/15/19	1,780,000		1,820,050	(a)
Republic of Pakistan, Senior Bonds	6.875%	6/1/17	200,000		206,040	(c)

Total Pakistan					2,026,090

Panama - 0.0%
Republic of Panama, Senior Bonds	6.700%	1/26/36	1,000		1,329

Paraguay - 0.2%
Republic of Paraguay, Senior Notes	6.100%	8/11/44	660,000		731,775	(a)(b)

Peru - 1.4%
Republic of Peru, Bonds	6.550%	3/14/37	1,083,000		1,443,097
Republic of Peru, Global Senior Bonds	7.350%	7/21/25	50,000		68,438
Republic of Peru, Senior Bonds	8.750%	11/21/33	2,314,000		3,690,830
Republic of Peru, Senior Bonds	5.625%	11/18/50	39,000		48,214

Total Peru					5,250,579

Philippines - 0.3%
Republic of Philippine, Senior Bonds	3.950%	1/20/40	1,200,000		1,270,500

Poland - 0.7%
Republic of Poland, Senior Notes	5.125%	4/21/21	890,000		1,014,858	(b)
Republic of Poland, Senior Notes	5.000%	3/23/22	1,582,000		1,803,480	(b)

Total Poland					2,818,338

Russia - 2.3%
Russian Foreign Bond - Eurobond, Senior Bonds	4.875%	9/16/23	1,000,000		901,000	(a)
Russian Foreign Bond - Eurobond, Senior Bonds	7.500%	3/31/30	4,476,597		4,805,851	(c)
Russian Foreign Bond - Eurobond, Senior Notes	5.625%	4/4/42	3,600,000		3,078,000	(a)(g)

Total Russia					8,784,851

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Sri Lanka - 0.3%
Republic of Sri Lanka, Senior Bonds	6.000%	1/14/19	550,000	$569,250	(a)
Republic of Sri Lanka, Senior Bonds	5.125%	4/11/19	600,000	604,500	(a)

Total Sri Lanka				1,173,750

Tunisia - 0.1%
Banque Centrale de Tunisie SA, Senior Bonds	5.750%	1/30/25	290,000	295,075	(a)

Turkey - 2.9%
Republic of Turkey, Notes	6.750%	5/30/40	602,000	748,738	(b)
Republic of Turkey, Notes	4.875%	4/16/43	500,000	498,035	(b)
Republic of Turkey, Senior Bonds	5.625%	3/30/21	270,000	297,137
Republic of Turkey, Senior Bonds	5.750%	3/22/24	480,000	537,600	(b)
Republic of Turkey, Senior Notes	7.500%	7/14/17	3,000,000	3,350,550	(b)
Republic of Turkey, Senior Notes	3.250%	3/23/23	6,000,000	5,707,980	(b)

Total Turkey				11,140,040

Ukraine - 0.0%
Republic of Ukraine, Senior Notes	6.750%	11/14/17	263,000	114,786	(c)

Uruguay - 0.3%
Republic of Uruguay, Senior Bonds	5.100%	6/18/50	300,000	312,150
Republic of Uruguay, Senior Notes	4.500%	8/14/24	850,000	920,125

Total Uruguay				1,232,275

Venezuela - 0.7%
Bolivarian Republic of Venezuela, Senior Bonds	9.250%	9/15/27	240,000	96,600
Bolivarian Republic of Venezuela, Senior Bonds	9.375%	1/13/34	1,608,000	627,120	(b)
Bolivarian Republic of Venezuela, Senior Notes	7.750%	10/13/19	5,290,000	2,010,200	(c)

Total Venezuela				2,733,920

TOTAL SOVEREIGN BONDS (Cost - $73,515,630)				74,026,974

			SHARES
COMMON STOCKS - 2.2%
CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.5%
Ford Motor Co.			90,989	1,486,760	(b)
General Motors Co.			10,586	394,964	(b)

Total Automobiles				1,881,724

Hotels, Restaurants & Leisure - 0.0%
Bossier Casino Venture Holdco Inc.			46,209	0	*(d)(e)(k)

TOTAL CONSUMER DISCRETIONARY				1,881,724

FINANCIALS - 1.2%
Banks - 1.2%
Citigroup Inc.			75,394	3,952,154	(b)
JPMorgan Chase & Co.			12,923	791,921	(b)

TOTAL FINANCIALS				4,744,075

HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Physiotherapy Associates Holdings Inc.			8,500	705,500	*(d)(e)

INDUSTRIALS - 0.3%
Marine - 0.3%
DeepOcean Group Holding AS			56,705	739,546	*(d)(e)
Horizon Lines Inc., Class A Shares			402,515	265,660	*(e)

TOTAL INDUSTRIALS				1,005,206

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2015

		SHARES	VALUE
MATERIALS - 0.0%
Metals & Mining - 0.0%
Mirabela Nickel Ltd.		1,991,337	$132,263	*

TOTAL COMMON STOCKS (Cost - $9,217,330)			8,468,768

	RATE
CONVERTIBLE PREFERRED STOCKS - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Rex Energy Corp.	6.000%	4,900	240,296
SandRidge Energy Inc.	8.500%	4,700	238,807

TOTAL ENERGY			479,103

HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Actavis PLC	5.500%	139	142,614

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $1,070,737)			621,717

PREFERRED STOCKS - 1.0%
FINANCIALS - 1.0%
Capital Markets - 0.4%
State Street Corp.	5.90%	50,776	1,359,274	(j)

Consumer Finance - 0.6%
GMAC Capital Trust I	8.125%	90,029	2,343,455	(j)

Diversified Financial Services - 0.0%
Citigroup Capital XIII	7.875%	5,950	158,032	(j)

TOTAL PREFERRED STOCKS (Cost - $3,608,318)			3,860,761

TOTAL INVESTMENTS - 130.1% (Cost - $499,026,700#)			501,689,608
Liabilities in Excess of Other Assets - (30.1)%			(116,064,575)

TOTAL NET ASSETS - 100.0%			$385,625,033

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(c)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(d)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(e)	Illiquid security.

(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(g)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(h)	The coupon payment on these securities is currently in default as of February 28, 2015.

(i)	Security has no maturity date. The date shown represents the next call date.

(j)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(k)	Value is less than $1.

(l)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(m)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(n)	All or a portion of this loan is unfunded as of February 28, 2015. The interest rate for fully unfunded term loans is to be determined.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2015

Abbreviations used in this schedule:

AUD	— Australian Dollar
BRL	— Brazilian Real
DIP	— Debtor-in-Possession
EUR	— Euro
GBP	— British Pound
MXN	— Mexican Peso
OJSC	— Open Joint Stock Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Global High Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is high current income. The Fund’s secondary objective is total return.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-term investments†:
Corporate bonds & notes:
Consumer discretionary	—	$59,482,480	$1,011,075		$60,493,555
Materials		49,371,506	0	*	49,371,506
Other corporate bonds & notes	—	291,526,098	—		291,526,098
Asset-backed securities	—	1,447,862	—		1,447,862
Convertible bonds & notes	—	1,020,538	—		1,020,538
Senior loans	—	10,851,829	—		10,851,829
Sovereign bonds	—	74,026,974	—		74,026,974
Common stocks:
Consumer discretionary	$1,881,724		0	*	1,881,724
Health care	—	—	705,500		705,500
Industrials	265,660	—	739,546		1,005,206
Other common stocks	4,876,338	—	—		4,876,338
Convertible preferred stocks:
Energy	238,807	240,296	—		479,103
Health care	142,614	—	—		142,614
Preferred stocks	3,860,761	—	—		3,860,761

Total investments	$11,265,904	$487,967,583	$2,456,121		$501,689,608

Other financial instruments:
Futures contracts	$65,298	—	—		$65,298
Forward foreign currency contracts	—	$1,265,648	—		1,265,648

Total other financial instruments	$65,298	$1,265,648	—		$1,330,946

Total	$11,331,202	$489,233,231	$2,456,121		$503,020,554

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other financial instruments:
Futures contracts	$193,195	—	—		$193,195
Forward foreign currency contracts	—	$176,074	—		176,074

Total	$193,195	$176,074	$—		$369,269

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At February 28, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$29,265,544
Gross unrealized depreciation	(26,602,636)

Net unrealized appreciation	$2,662,908

At February 28, 2015, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements
Deutsche Bank Securities Inc.	0.40%	12/18/2014	TBD*	$2,346,840
Barclays Capital Inc.	0.70%	12/23/2014	3/23/15	24,631,215

				$26,978,055

*	TBD — To Be Determined; These reverse repurchase agreements have no maturity dates because they are renewed daily and can be terminated by either the Fund or the counterparty in accordance with the terms of the agreements.

On February 28, 2015, the total market value of underlying collateral (refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements) for open reverse repurchase agreements was $30,207,574

At February 28, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
U.S. Treasury 5-Year Notes	341	6/15	$40,740,204	$40,674,906	$65,298
U.S. Treasury 10-Year Notes	315	6/15	40,062,821	40,256,016	(193,195)

Net unrealized depreciation on open futures contracts					$(127,897)

At February 28, 2015 , the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,787,847	MXN	55,634,000	Barclays Bank PLC	3/13/15	$63,491
USD	4,104,511	BRL	10,973,000	Citibank N.A.	3/13/15	251,955
EUR	2,400,000	USD	2,752,992	Barclays Bank PLC	5/13/15	(64,956)
USD	13,107,507	EUR	11,468,976	Citibank N.A.	5/13/15	262,080
USD	476,084	PLN	1,746,895	Citibank N.A.	5/13/15	6,055
USD	4,589,024	EUR	4,000,753	Credit Suisse	5/13/15	108,120
USD	1,916,733	GBP	1,258,661	Credit Suisse	5/13/15	(25,501)
MXN	52,397,085	USD	3,550,275	Morgan Stanley & Co.	5/13/15	(56,600)
USD	27,046,378	EUR	23,663,617	UBS AG	5/13/15	542,770
USD	2,302,409	GBP	1,510,876	UBS AG	5/13/15	(29,017)
INR	239,557,744	SGD	5,161,770	Deutsche Bank AG	5/15/15	31,177

Total						$1,089,574

Abbreviations used in this table:

BRL	— Brazilian Real

EUR	— Euro

GBP	— British Pound

INR	— Indian Rupee

MXN	— Mexican Peso

PLN	— Polish Zloty

SGD	— Singapore Dollar

USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Global High Income Fund Inc.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	April 15, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	April 15, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	April 15, 2015